CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of joint venture, associate company and subsidiaries Gerdau Summit (Details) R$ in Thousands, $ in Millions		12 Months Ended
	Feb. 10, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Feb. 10, 2025 USD ($)
Business Combinations
Gain from a bargain purchase		R$ 41,306
Gerdau Summit Acos Fundidos e Forjados S.A.
Business Combinations
Cash and cash equivalents	R$ 49,311
Short-term investments	2,079
Trade accounts receivable - net	108,989
Inventories	195,266
Other current assets	34,317
Property, plant and equipament, net	353,781
Other non-current assets	72,910
Current liabilities	(275,028)
Non-current liabilities	(36,943)
Assets (Liabilities)	504,682
Negative Goodwill (Bargain Purchase)	(37,706)
Deferred income taxes	12,820
Assets (Liabilities), net	R$ 479,796
Percentage of equity interest acquired (as a percent)	100.00%		100.00%
Purchase price paid in cash	R$ 188,600		$ 32.6
Gain from a bargain purchase	R$ 37,700
Gerdau Summit Acos Fundidos e Forjados S.A. | Sumitomo Corporation
Business Combinations
Percentage of equity interest acquired (as a percent)	39.53%		39.53%
Gerdau Summit Acos Fundidos e Forjados S.A. | The Japan Steel Works Ltd.,
Business Combinations
Percentage of equity interest acquired (as a percent)	1.74%		1.74%
Gerdau Summit Acos Fundidos e Forjados S.A. | Book Value
Business Combinations
Cash and cash equivalents	R$ 49,311
Short-term investments	2,079
Trade accounts receivable - net	108,989
Inventories	195,266
Other current assets	34,317
Property, plant and equipament, net	323,038
Other non-current assets	72,910
Current liabilities	(275,028)
Non-current liabilities	(36,943)
Assets (Liabilities)	473,939
Assets (Liabilities), net	473,939
Gerdau Summit Acos Fundidos e Forjados S.A. | Acquisition's adjustments
Business Combinations
Property, plant and equipament, net	30,743
Assets (Liabilities)	30,743
Negative Goodwill (Bargain Purchase)	(37,706)
Deferred income taxes	12,820
Assets (Liabilities), net	R$ 5,857